Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Contract Liabilities [Line Items]
Advances from Customers	$ 314,885	$ 211,095	$ 172,995
Revenue recognized	(900,529)	(566,995)
Housekeeping Services [Member]
Contract Liabilities [Line Items]
Advances from Customers	$ 314,885	$ 211,095